NB Crossroads Private Markets Access Fund LLC

Consolidated Schedule of Investments

As of June 30, 2023 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
ASSET-BACKED SECURITIES - 0.54%
Amur Equipment Finance Receivables X LLC	1.64%	10/20/2027	64,154	$61,663	$61,458
BA Credit Card Trust	5.00%	04/17/2028	250,000	254,741	248,684
CARDS II Trust	0.60%	04/15/2027	100,000	95,941	95,844
DLLMT 2023-1 LLC	5.78%	11/20/2025	87,000	86,992	86,452
Evergreen Credit Card Trust	0.90%	10/15/2026	100,000	94,735	93,993
Ford Credit Auto Owner Trust 2023-A	5.14%	03/15/2026	300,000	299,403	298,561
GM Financial Automobile Leasing Trust 2022-2	3.42%	06/20/2025	200,000	196,800	196,444
Master Credit Card Trust II	1.66%	07/21/2026	100,000	95,270	94,076
Mercedes-Benz Auto Lease Trust 2023-A	5.24%	11/17/2025	104,000	103,999	103,509
MMAF Equipment Finance LLC 2022-A	3.20%	01/13/2028	105,000	101,065	100,263
Navient Private Education Refi Loan Trust 2021-F	1.11%	02/18/2070	109,780	94,821	91,599
Nissan Auto Lease Trust 2023-A	5.10%	03/17/2025	220,000	219,559	219,067
PFS Financing Corp	0.71%	04/15/2026	100,000	95,615	95,802
Porsche Financial Auto Securitization Trust 2023-1	5.42%	12/22/2026	196,000	195,988	195,200
SBA Tower Trust	2.84%	01/15/2025	125,000	125,000	118,678
T-Mobile US Trust 2022-1	4.91%	05/22/2028	100,000	100,535	98,795
Toyota Auto Receivables 2023-B Owner Trust	5.28%	05/15/2026	166,000	165,996	165,298
Verizon Master Trust	5.23%	11/22/2027	200,000	201,036	198,736
World Omni Auto Receivables Trust 2022-C	3.73%	03/16/2026	333,991	330,569	330,500
TOTAL ASSET-BACKED SECURITIES				2,919,728	2,892,959

BANK LOANS - 1.01%
AppLovin Corp.	8.42% (1-Month SOFR + 3.25%)	08/15/2025	498,695	498,695	498,151
Buckeye Partners, L.P.	7.44% (1-Month USD Libor + 2.25%)	11/01/2026	498,721	495,632	494,721
Central Parent, Inc.	9.49% (3-Month SOFR + 4.50%)	07/06/2029	498,747	497,500	497,021
Consolidated Communications, Inc.	8.69% (1-Month SOFR + 3.50%)	10/02/2027	630,000	630,000	554,627
Dun & Bradstreet Corp.	8.41% (1-Month USD Libor + 3.25%)	02/06/2026	498,685	498,062	498,810
Ingram Micro, Inc.	9.04% (3-Month USD Libor + 3.50%)	03/30/2028	371,501	365,954	369,878
Medline Borrower, L.P.	8.44% (1-Month USD Libor + 3.25%)	09/30/2028	498,737	490,055	492,658
Prime Security Services Borrower LLC	7.61% (3-Month USD Libor + 2.75%)	09/23/2026	498,724	498,724	498,271
UFC Holdings LLC	8.05% (3-Month USD Libor + 2.75%)	04/29/2026	498,592	496,099	497,689
WaterBridge Midstream Operating LLC	11.01% (6-Month USD Libor + 5.75%)	06/22/2026	498,705	496,211	494,810
William Morris Endeavor Entertainment LLC	7.95% (3-Month USD Libor + 2.75%)	05/18/2025	498,361	495,246	496,572
TOTAL BANK LOANS				5,462,178	5,393,208

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.15%
Benchmark 2018-B2 Mortgage Trust	3.78%	02/15/2051	184,602	179,106	176,543
Benchmark 2018-B4 Mortgage Trust	4.06%	07/15/2051	450,000	432,520	429,022
GS Mortgage Securities Trust 2019-GC40	3.04%	07/10/2052	225,000	208,527	205,463
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				820,153	811,028

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 0.35%
Connecticut Avenue Securities Trust 2021-R03	5.92% (30-Day Average SOFR + 0.85%)	12/25/2041	234,641	232,744	232,728
Connecticut Avenue Securities Trust 2022-R01	6.07% (30-Day Average SOFR + 1.00%)	12/25/2041	173,617	172,647	171,718
Connecticut Avenue Securities Trust 2022-R04	7.07% (30-Day Average SOFR + 2.00%)	03/25/2042	188,787	189,376	189,214
Connecticut Avenue Securities Trust 2022-R05	6.97% (30-Day Average SOFR + 1.90%)	04/25/2042	141,486	141,773	141,820
Connecticut Avenue Securities Trust 2022-R07	8.02% (30-Day Average SOFR + 2.95%)	06/25/2042	185,938	190,053	190,336
Connecticut Avenue Securities Trust 2022-R08	7.62% (30-Day Average SOFR + 2.55%)	07/25/2042	190,754	193,714	193,452
Freddie Mac STACR REMIC Trust 2021-HQA4	6.02% (30-Day Average SOFR + 0.95%)	12/25/2041	185,161	179,387	179,623
Freddie Mac STACR REMIC Trust 2022-DNA5	8.02% (30-Day Average SOFR + 2.95%)	06/25/2042	159,490	163,106	162,365
Freddie Mac STACR REMIC Trust 2023-DNA1	7.17% (30-Day Average SOFR + 2.10%)	03/25/2043	188,444	189,255	188,806
Towd Point Mortgage Trust 2017-5	5.75% (1-Month USD Libor + 0.60%)	02/25/2057	237,138	235,952	236,800
TOTAL COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS				1,888,007	1,886,862

CORPORATE BONDS - 1.02%
AbbVie, Inc.	3.60%	05/14/2025	205,000	200,133	198,229
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	3.65%	02/01/2026	200,000	195,363	193,666
Apple, Inc.	1.13%	05/11/2025	215,000	202,420	200,375
AT&T, Inc.	0.90%	03/25/2024	205,000	198,479	198,050
Bank of America Corp.	3.50%	04/19/2026	205,000	197,720	196,585
Boeing Co.	4.88%	05/01/2025	200,000	198,967	197,195
BP Capital Markets America, Inc.	3.80%	09/21/2025	200,000	196,280	194,837
Broadcom, Inc.	3.46%	09/15/2026	210,000	200,316	198,363
Crown Castle, Inc.	1.35%	07/15/2025	215,000	199,122	196,532
Discovery Communications LLC	4.90%	03/11/2026	200,000	197,715	195,989
Duke Energy Corp.	0.90%	09/15/2025	220,000	201,664	200,210
Evergy Inc.	2.45%	09/15/2024	205,000	197,561	196,449
Goldman Sachs Group, Inc.	5.70%	11/01/2024	295,000	296,237	294,472
HCA, Inc.	5.00%	03/15/2024	200,000	199,393	198,711
Herbie Re Ltd.(A)	22.39% (3-Month Treasury Bill + 17.25%)	06/06/2025	500,000	500,000	275,000
McDonald's Corp.	3.30%	07/01/2025	205,000	199,258	197,588
Morgan Stanley	3.70%	10/23/2024	305,000	298,902	297,627
Occidental Petroleum Corp.	2.90%	08/15/2024	205,000	198,705	197,533
Oracle Corp.	2.50%	04/01/2025	210,000	200,698	199,291
Paramount Global	4.00%	01/15/2026	210,000	198,548	199,842
Pelican IV Re Ltd.(A)	5.25% (1-Month Treasury Bill + 5.36%)	05/07/2024	725,000	725,000	73
Putnam RE PTE Ltd.(A)	0.00% (1-Month Treasury Bill + 5.50%)(B)	06/07/2024	6,250	6,250	1
QUALCOMM, Inc.	3.45%	05/20/2025	200,000	195,955	193,925
Starbucks Corp.	3.80%	08/15/2025	200,000	195,899	193,642
T-Mobile USA, Inc.	3.50%	04/15/2025	205,000	199,465	197,161
Verizon Communications, Inc.	3.50%	11/01/2024	205,000	200,898	199,623
WEC Energy Group, Inc.	4.75%	01/09/2026	195,000	194,230	192,006
Wells Fargo & Co.	3.30%	09/09/2024	305,000	298,110	297,028
TOTAL CORPORATE BONDS				6,493,288	5,500,003

SHORT-TERM INVESTMENTS - 23.94%
MONEY MARKET FUND - 8.41%

Morgan Stanley Institutional Liquidity Fund Government Portfolio	5.02%(C)		45,186,472	45,186,472	45,186,472

UNITED STATES TREASURY BILLS - 14.12%
United States Treasury Bill	5.18%(D)	08/03/2023	40,440,400	40,252,434	40,262,973
United States Treasury Bill	5.33%(D)	09/26/2023	15,000,000	14,812,331	14,817,982
United States Treasury Bill	5.30%(D)	09/21/2023	20,000,000	19,765,497	19,770,407
United States Treasury Bill	5.26%(D)	01/25/2024	1,025,000	995,545	995,555
TOTAL UNITED STATES TREASURY BILLS				75,825,807	75,846,917

UNITED STATES TREASURY NOTES - 1.41%
United States Treasury Note	1.75%	03/15/2025	3,445,000	3,317,275	3,258,216
United States Treasury Note	0.13%	12/15/2023	1,030,000	1,008,460	1,006,543
United States Treasury Note	3.00%	07/31/2024	2,365,000	2,328,001	2,304,859
United States Treasury Note	2.13%	11/30/2023	1,010,000	996,826	996,704
TOTAL UNITED STATES TREASURY NOTES				7,650,562	7,566,322

TOTAL SHORT-TERM INVESTMENTS				128,662,841	128,599,711

COMMON STOCKS - 0.70%
Unity Software Inc.			87,120	8,005,334	3,782,750
TOTAL COMMON STOCKS				8,005,334	3,782,750

PRIVATE FUNDS(E) - 75.26%	Acquisition Type	Acquisition Dates(F)	Geographic Region(G)	Cost	Fair Value
ACON Strategic Partners II-B, L.P.	Secondary	08/2022	North America	11,371,759	23,836,130
AFC Acquisitions, Inc.(H)	Co-Investment	04/2021-06/2023	North America	6,596,455	9,630,824
AP Safety Co-Invest, L.P.	Co-Investment	03/2022-04/2023	North America	3,177,676	3,097,653
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	845,047	12,502,523
BC Partners Galileo (1) L.P.	Secondary	07/2021-01/2023	Europe	8,822,616	11,195,435
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022-06/2023	North America	4,542,404	4,654,968
Breakaway Co-investment Holding LP	Co-Investment	10/2021	Europe	3,204,082	6,742
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	5,612,015	5,590,000
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	672,670	1,782,814
CD&R Value Building Partners I, L.P.	Co-Investment	12/2021	North America	12,063,013	14,696,073
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022	North America	7,056,687	6,328,963
CGI Acquisitions, Inc.(H)	Co-Investment	02/2022	North America	3,100,000	5,008,670
Compass Syndication L.P.	Co-Investment	10/2021	North America	1,613,648	1,781,825
DGS Group Holdings, L.P.(H)	Co-Investment	09/2022-12/2022	North America	6,455,020	7,984,884
DIG Holdings, LLC	Co-Investment	12/2022	North America	9,754,100	11,458,700
FitzWalter Capital Partners Coinvest I, L.P.	Co-Investment	04/2022-08/2022	North America	5,071,583	9,082,813
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	8,914,841	9,698,350
Follett Acquisition LP(H)	Co-Investment	01/2022	North America	4,060,000	4,060,000
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	6,308,656	6,300,000
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	12,013,160
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	North America	2,570,118	4,769,484
KKR Quartz Co-Invest L.P.	Co-Investment	03/2023	North America	17,000,000	17,000,000
KMNOCH Investor, L.P.(H)	Co-Investment	11/2022	North America	16,970,562	16,943,893
L Catterton Growth IV, L.P.	Primary	03/2021-06/2023	North America	11,257,087	11,993,624
Magenta Blocker Aggregator L.P.	Co-Investment	07/2021-10/2021	North America	2,893,688	3,577,982
Material Co-Invest, L.P.	Co-Investment	10/2022	North America	13,687,274	12,744,608
NB Credit Opps Co-Investment (Vetcor) LP	Co-Investment	08/2022-03/2023	North America	5,631,438	6,369,877
NB Lowcode Private Equity(H)	Co-Investment	04/2021-11/2022	North America	2,911,702	3,944,617
NB Mavis Aggregator LP	Co-Investment	05/2023	North America	20,000,000	19,918,816
Olympus FG Holdco, L.P.	Co-Investment	08/2022	North America	5,056,682	5,064,254
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	9,504,000
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	10,005,681	9,500,000
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	8,004,266	6,480,000
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021-12/2021	North America	8,933,250	6,783,000
RealPage Parent, LP(H)	Co-Investment	04/2021	North America	6,500,000	7,475,000
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022-03/2023	North America	7,890,425	9,175,520
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022-03/2023	North America	3,810,854	4,578,269
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	6,663,851	11,282,758
SPI Parent Holding Company, LLC(H)(I)	Co-Investment	12/2021-04/2022	North America	5,789,976	12,436,002
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,504,649
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	4,012,571	5,560,000
THL Fund Investors (Altar), L.P.	Co-Investment	01/2022-12/2022	North America	4,950,137	6,187,164
THL Fund Investors (Iconic), L.P.	Co-Investment	05/2022-06/2023	North America	10,252,867	10,249,295
Truelink-Vista, L.P.	Co-Investment	10/2022	North America	3,500,000	9,555,000
True Wind Capital Continuation, L.P.	Secondary	03/2023-05/2023	North America	8,156,695	8,156,695
WP Irving Co-Invest, L.P.	Co-Investment	04/2022	North America	5,571,387	6,385,724
WWEC Holdings LP	Co-Investment	10/2022	North America	7,120,000	8,900,000
ZM Parent Holding LLC(H)	Co-Investment	03/2022	North America	4,532,000	6,535,648
TOTAL PRIVATE FUNDS				330,489,067	404,286,406

TOTAL INVESTMENTS (Cost $484,740,596) - 102.98%					553,152,927
Other Assets & Liabilities (Net) - (2.98%)					(15,986,241)
TOTAL NET ASSETS - 100.00%					$537,166,686

(A)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of these securities is $275,074 representing 0.05% of net assets.

(B)	Security is in default.

(C)	The rate is the annualized seven-day yield as of June 30, 2023.

(D)	Each issue shows the rate of the discount at the time of purchase.

(E)	Non-income producing securities, which are restricted as to resale and illiquid.

(F)	Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.

(G)	Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(H)	The fair value of the investment was determined using a significant unobservable input.

(I)	This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC the "Subsidiary".

Valuation of Investments

The Fund computes the net asset value (“NAV”) for each class of Shares as of the close of business on the last business day of each month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine, in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Fund values its investments. In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

The Adviser generally will value the Fund’s investment in Portfolio Funds and certain Direct Investments, including Direct Investments in private equity securities, using the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. Portfolio Funds are generally valued based on the latest net asset value reported by a Portfolio Fund Manager or general partner. Similarly, many Direct Investments, including Direct Investments in private equity securities, are generally valued based on the valuation information provided by the lead or sponsoring private equity investors. In general, it is anticipated that such valuation information from these Portfolio Fund managers or from lead or sponsoring private equity investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Direct Investments and Portfolio Funds for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Adviser pursuant to the Fund’s valuation procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. To the extent the Adviser is either unable to utilize the practical expedient under ASC 820, or where the Adviser determines that use of the practical expedient is not appropriate as it will not result in a price that represents the current value of an investment, the Adviser will make a fair value determination of the value of the investment.

Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Board on the basis of market quotations. The Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Adviser believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board.

For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets and Liabilities by level within the valuation hierarchy as of June 30, 2023.

Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Asset-Backed Securities	$-	$2,892,959	$-	$-	$2,892,959
Bank Loans	-	5,393,208.00	-	-	5,393,208.00
Commercial Mortgage Securities	-	811,028.00	-	-	811,028.00
Collateralized Mortgage Obligations	-	1,886,862.00	-	-	1,886,862.00
Common Stocks	3,782,750	-	-	-	3,782,750
Corporate Bonds	-	5,500,003	-	-	5,500,003
Private Funds	-	-	74,019,538	330,266,868	404,286,406
Short-Term Investments	128,599,711	-	-	-	128,599,711
Total Investments	$132,382,461	$16,484,060	$74,019,538	$330,266,868	$553,152,927

Additional sector, industry, or geographic detail, if any, is included in the Schedule of Investments.

Significant Unobservable Inputsp

As of June 30, 2023, the Fund had Level 3 investments valued at $74,019,538. The fair value of investments valued at $330,266,868 in the Fund’s Schedule of Investments have been valued at the unadjusted NAV by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2023.

			Unobservable Inputs
Investments	Fair Value as of March 31, 2023	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Private Funds
Co-Investment	$16,943,893	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Co-Investment	53,131,028	Market Approach	LTM EBITDA	1.8x-21.0x	12.8x
Co-Investment	3,944,617	Market Approach	LTM Revenue	8.9x	8.9x
Total Investments	$74,019,538

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2023, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$223,042	$29,438

During the period ended June 30, 2023, changes in unrealized appreciation and realized gains from Level 3 investments were $471,266 and $0, respectively.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the period ended June 30, 2023 there were no transfers into or out of Level 3.

The estimated remaining life of the Fund’s investments as of June 30, 2023, is unknown at this time.

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.